Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

The following table and graphs below summarize the relationship between executive compensation “actually paid” (referred to as “Compensation Actually Paid” or the “CAP Amounts”) to the Principal Executive Officer (“PEO”) and the Non-PEO Named Executive Officers (“Non-PEO NEOs”), and the financial performance of the Company over the time horizon set forth below in accordance with SEC rules. The Compensation Committee does not use the CAP Amounts as a basis for making compensation decisions. For a discussion of how our Compensation Committee seeks to align pay with performance when making compensation decisions, please review the Compensation Discussion and Analysis beginning on page 50 of this Proxy Statement.

The financial performance measures used are the Company’s TSR, the peer group TSR (as disclosed under Item 201(e) of Regulation S-K), and the Company’s Net Income, each of which are required financial performance measures under the SEC rules. The SEC rules also require an issuer to select its most important other financial performance measure that is used to link the CAP Amounts paid to these officers to the Company’s performance, which is Core Constant Currency EPS Growth, as reflected in the SEC-required table below.

	Summary Compensation	Compensation	Average Summary Compensation Table	Average Compensation Actually Paid to	Value of Initial Fixed $100 Investment Based On:		GAAP Net	Company Selected Measure: Core Constant
Year	Table Total for PEO ($)(1)	Actually Paid to PEO ($)(2)	Total for Non-PEO NEOs ($)(1)	Non-PEO NEOs ($)(2)	TSR ($)	Peer Group TSR ($)(3)	Income ($ Millions)	Currency EPS Growth(4)
2022	28,388,228	39,459,410	9,410,089	13,789,185	143.76	132.87	8,978	11%
2021	25,506,607	42,875,825	9,096,366	15,171,885	134.65	122.05	7,679	12%
2020	21,486,982	22,842,981	8,459,321	9,727,328	111.71	106.77	7,175	10%

Named Executive Officers, Footnote [Text Block]	The PEO was Ramon L. Laguarta for all years in the table. The Non-PEO NEOs were Hugh F. Johnston (all years), Kirk Tanner (all years), Silviu Popovici (all years), Steven Williams (2022 and 2021), and David Yawman (2020).
Peer Group Issuers, Footnote [Text Block]	The peer group is the S&P Average of Industry Groups, which is derived by weighting the returns of two applicable S&P Industry Groups (the S&P Packaged Foods and Meats and S&P Soft Drink indices which are industry groups relating to non-alcoholic beverages and foods) based on PepsiCo’s sales in its beverage and foods businesses. The return for PepsiCo and the S&P Average for Industry Groups are calculated through December 31, 2022.
PEO Total Compensation Amount	$ 28,388,228	$ 25,506,607	$ 21,486,982
PEO Actually Paid Compensation Amount	$ 39,459,410	42,875,825	22,842,981
Adjustment To PEO Compensation, Footnote [Text Block]
(2)	The following table describes the adjustments, each of which is prescribed by the SEC rules, to calculate the CAP Amounts from the Summary Compensation Table (“SCT”) Amounts. The SCT Amounts and the CAP Amounts do not reflect the actual amount of compensation earned by or paid to our executives during the applicable years, but rather are amounts determined in accordance with Item 402 of Regulation S-K under the Exchange Act. Pursuant to the applicable rules, the amounts in the “Stock Awards” and “Change in Pension Value and Non-Qualified Deferred Compensation Earnings” columns from the Summary Compensation Table are subtracted from the SCT Amounts and the values reflected in the table below are added or subtracted as applicable:

	2022		2021		2020
Adjustments ($)	PEO	Non-PEO NEOs*	PEO	Non-PEO NEOs*	PEO	Non-PEO NEOs*
SCT Amounts	28,388,228	9,410,089	25,506,607	9,096,366	21,486,982	8,459,321
Adjustments for defined benefit and actuarial pension plans
Aggregate change in actuarial present value included in “Change in Pension Value and Non-Qualified Deferred Compensation Earnings” column in SCT	(4,251,779)	(498,002)	(4,415,239)	(1,321,958)	(4,344,395)	(1,318,735)
Service cost for the covered fiscal year	953,618	353,013	816,553	302,122	601,341	232,594
Prior service cost for the covered fiscal year	—	—	—	—	(503,634)	(236,572)
Adjustments for stock awards
Aggregate value for stock awards included in “Stock Awards” column in SCT	(9,404,937)	(2,838,034)	(8,745,056)	(2,640,028)	(9,694,125)	(3,302,381)
Fair value at year-end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year-end	17,480,226	5,274,833	19,652,478	5,932,848	10,639,410	4,147,254
Year-over-year change in fair value at covered fiscal year- end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year-end	5,841,425	1,999,052	10,096,657	3,785,630	4,585,915	1,650,153
Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	(501,577)	(120,539)	(206,802)	(193,826)	(115,828)	(101,856)
Dividends or other earnings paid on stock awards in the covered fiscal year prior to vesting if not otherwise included in the total compensation for the covered fiscal year	954,206	208,773	170,627	210,731	187,315	197,550
Compensation Actually Paid (as calculated)	39,459,410	13,789,185	42,875,825	15,171,885	22,842,981	9,727,328

*	Amounts presented are averages for the entire group of Non-PEO NEOs in each respective year.

Non-PEO NEO Average Total Compensation Amount	$ 9,410,089	9,096,366	8,459,321
Non-PEO NEO Average Compensation Actually Paid Amount	$ 13,789,185	15,171,885	9,727,328
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)	The following table describes the adjustments, each of which is prescribed by the SEC rules, to calculate the CAP Amounts from the Summary Compensation Table (“SCT”) Amounts. The SCT Amounts and the CAP Amounts do not reflect the actual amount of compensation earned by or paid to our executives during the applicable years, but rather are amounts determined in accordance with Item 402 of Regulation S-K under the Exchange Act. Pursuant to the applicable rules, the amounts in the “Stock Awards” and “Change in Pension Value and Non-Qualified Deferred Compensation Earnings” columns from the Summary Compensation Table are subtracted from the SCT Amounts and the values reflected in the table below are added or subtracted as applicable:

	2022		2021		2020
Adjustments ($)	PEO	Non-PEO NEOs*	PEO	Non-PEO NEOs*	PEO	Non-PEO NEOs*
SCT Amounts	28,388,228	9,410,089	25,506,607	9,096,366	21,486,982	8,459,321
Adjustments for defined benefit and actuarial pension plans
Aggregate change in actuarial present value included in “Change in Pension Value and Non-Qualified Deferred Compensation Earnings” column in SCT	(4,251,779)	(498,002)	(4,415,239)	(1,321,958)	(4,344,395)	(1,318,735)
Service cost for the covered fiscal year	953,618	353,013	816,553	302,122	601,341	232,594
Prior service cost for the covered fiscal year	—	—	—	—	(503,634)	(236,572)
Adjustments for stock awards
Aggregate value for stock awards included in “Stock Awards” column in SCT	(9,404,937)	(2,838,034)	(8,745,056)	(2,640,028)	(9,694,125)	(3,302,381)
Fair value at year-end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year-end	17,480,226	5,274,833	19,652,478	5,932,848	10,639,410	4,147,254
Year-over-year change in fair value at covered fiscal year- end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year-end	5,841,425	1,999,052	10,096,657	3,785,630	4,585,915	1,650,153
Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	(501,577)	(120,539)	(206,802)	(193,826)	(115,828)	(101,856)
Dividends or other earnings paid on stock awards in the covered fiscal year prior to vesting if not otherwise included in the total compensation for the covered fiscal year	954,206	208,773	170,627	210,731	187,315	197,550
Compensation Actually Paid (as calculated)	39,459,410	13,789,185	42,875,825	15,171,885	22,842,981	9,727,328

*	Amounts presented are averages for the entire group of Non-PEO NEOs in each respective year.

Equity Valuation Assumption Difference, Footnote [Text Block]	The following valuation assumptions used to calculate fair values of equity awards differed from those used to calculate the fair values at the time of grant as reflected in the SCT Amounts: instead of utilizing the target amount for stock-settled compensation, the year-end performance forecasts for each year were used. Stock prices used were: 12/30/2022: $180.66; 12/23/2021: $169.78; 12/24/2020: $145.06; 12/27/2019: $137.54.
Compensation Actually Paid vs. Total Shareholder Return [Text Block]	CAP VERSUS TSR AND PEER GROUP TSR
Compensation Actually Paid vs. Net Income [Text Block]	CAP VERSUS GAAP NET INCOME (2020 - 2022)
Compensation Actually Paid vs. Company Selected Measure [Text Block]	CAP VERSUS CORE CONSTANT CURRENCY EPS GROWTH(5) (2020 - 2022)
Tabular List [Table Text Block]

The following table lists the seven performance measures that, in our assessment, represent the most important performance measures we used to link compensation for our Named Executive Officers in 2022 to Company performance.

Most Important Performance Measures

Core Constant Currency EPS Growth(5)	Organic Revenue Growth(5)
Core Constant Currency Net Income Growth(5)(6)	Relative Competitive Performance
Core Constant Currency Operating Profit Growth(5)	Relative Total Shareholder Return
Free Cash Flow Excluding Certain Items(5)

Total Shareholder Return Amount	$ 143.76	134.65	111.71
Peer Group Total Shareholder Return Amount	132.87	122.05	106.77
Net Income (Loss)	$ 8,978,000,000	$ 7,679,000,000	$ 7,175,000,000
Company Selected Measure Amount	0.11	0.12	0.10
PEO Name	Ramon L. Laguarta
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Core Constant Currency EPS Growth
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Core Constant Currency Net Income Growth
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Core Constant Currency Operating Profit Growth
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Free Cash Flow Excluding Certain Items
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Organic Revenue Growth
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Relative Competitive Performance
Measure [Axis]: 7
Pay vs Performance Disclosure [Table]
Measure Name	Relative Total Shareholder Return
P E O Adjustment Exclusion Of Change In Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (4,251,779)	$ (4,415,239)	$ (4,344,395)
Non P E O N E O Adjustment Exclusion Of Change In Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(498,002)	(1,321,958)	(1,318,735)
P E O Adjustment Inclusion Of Pension Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	953,618	816,553	601,341
Non P E O N E O Adjustment Inclusion Of Pension Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	353,013	302,122	232,594
P E O Adjustment Exclusion Of Prior Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(503,634)
Non P E O N E O Adjustment Exclusion Of Prior Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(236,572)
P E O Adjustment Aggregate Value For Stock Awards Included In Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(9,404,937)	(8,745,056)	(9,694,125)
Non P E O N E O Adjustment Aggregate Value For Stock Awards Included In Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,838,034)	(2,640,028)	(3,302,381)
P E O Adjustment Equity Awards Granted During The Year Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	17,480,226	19,652,478	10,639,410
Non P E O N E O Adjustment Equity Awards Granted During The Year Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,274,833	5,932,848	4,147,254
P E O Adjustment Equity Awards Granted In Prior Years Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,841,425	10,096,657	4,585,915
Non P E O N E O Adjustment Equity Awards Granted In Prior Years Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,999,052	3,785,630	1,650,153
P E O Adjustment Equity Awards Granted In Prior Years Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(501,577)	(206,802)	(115,828)
Non P E O N E O Adjustment Equity Awards Granted In Prior Years Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(120,539)	(193,826)	(101,856)
P E O Adjustment Equity Awards Value Of Dividends And Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	954,206	170,627	187,315
Non P E O N E O Adjustment Equity Awards Value Of Dividends And Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 208,773	$ 210,731	$ 197,550